Shareholder Fees - TCW Emerging Markets Income Fund	Mar. 01, 2021 USD ($)
Class I
Shareholder Fees:
Shareholder Fee, Other	none
Class N
Shareholder Fees:
Shareholder Fee, Other	none
Plan Class
Shareholder Fees:
Shareholder Fee, Other	none